Commitments and Contingencies - Schedule of Future Minimum Payments Payable Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2021	$ 139
2022	126
Total minimum lease payments	$ 265